ACQUISITIONS (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Sep. 30, 2013	Apr. 30, 2014	Feb. 28, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2010
Business Acquisition [Line Items]
Equity interest acquired, total consideration						$ 2,541
Purchase of equity method investment					541
Equity method investments, Carrying value					428
Gain on disposal of business				$ 95	$ 184
Beijing Xinsi Yijia Technology Co., Ltd. ('Xinsi Yijia') [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired		100.00%
Percentage of economic ownership									75.00%
Equity interest acquired, total consideration		$ 2,541
Beijing Shibo Movie Technology Co., Ltd. ("Shibo Movie") [Member]
Business Acquisition [Line Items]
Purchase of equity method investment							$ 794
Equity interest in joint venture							50.00%
Equity method investments, Carrying value			$ 456
Fair value of asset acquired and liabilities assumed			912
Xinghe Union [Member]
Business Acquisition [Line Items]
Purchase of equity method investment							$ 794
Equity interest in joint venture							50.00%
Percentage of equity interest transferred	50.00%
Equity method investments, Carrying value			291
Gain on disposal of business			$ 165
Equity interests in Shibo Movie held by AirMedia [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired	50.00%
China Digital TV Holding Co Ltd and CDTV BVI Subsidiary and VIE and VIE's subsidiaries [Member] | Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired										90.00%
Percentage of economic ownership									75.00%
Yuewu Yuntian [Member] | Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired										10.00%
Minority interest percentage				11.50%				13.50%	15.00%
Beijing Holch Capital Investment Center ('Holch Capital') [Member] | Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member]
Business Acquisition [Line Items]
Minority interest percentage								9.00%	10.00%